Nature of Operations	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
NATURE OF OPERATIONS
Union Security Insurance Company (the “Company”) is a provider of life and health insurance products, including group disability insurance, group dental insurance, group life insurance, group vision insurance, supplemental worksite insurance, small employer group health insurance and pre-funded funeral insurance (“preneed”). The Company is an indirect wholly-owned subsidiary of Assurant, Inc. (the “Parent”). The Parent’s common stock is traded on the New York Stock Exchange under the symbol AIZ. The Company distributes its products in the District of Columbia and in all states except New York.
As previously announced, the Parent concluded a comprehensive review of its portfolio and decided to sharpen its focus on specialty housing and lifestyle protection products and services. As a result, the Parent sold its Assurant Employee Benefits ("AEB") segment to Sun Life Assurance Company of Canada ("Sun Life"), a subsidiary of Sun Life Financial Inc. on March 1, 2016. The AEB segment sold group disability insurance, group dental insurance, group life insurance, group vision insurance and supplemental worksite insurance. The sale of AEB will have a material impact to the results of operations and cash flows of the Company. See Note 3 for more information.
Also, as part of the comprehensive review, the Parent will substantially exit its Assurant Health segment. The exit of the health insurance market will have an immaterial impact to the results of operations and cash flows of the Company.